UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number	811-7529
Asian Small Companies Portfolio
(Exact Name of Registrant as Specified in Charter)
The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
(Address of Principal Executive Offices)
Alan R. Dynner, Esq.
Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and Address of Agent for Services)
(Registrant’s Telephone Number, Including Area Code)	(617) 482-8260
Date of Fiscal Year End	August 31
Date of Reporting Period	May 31, 2005

Item 1. Schedule of Investments

Asian Small Companies Portfolio                                                                                                        as of May 31, 2005

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 96.9%

Security	Shares	Value
China — 5.1%
Cosmetics & Toiletries — 3.3%
Beauty China Holdings Ltd.	7,950,000	$4,451,986
		$4,451,986
Retail - Electronics — 1.8%
GOME Electrical Appliances Holdings Ltd.	2,507,000	2,497,558
		$2,497,558
Total China
(identified cost $5,306,775)		$6,949,544
Hong Kong — 15.9%
Engineering — 1.1%
Hong Kong Aircraft Engineering Co., Ltd.	232,000	1,435,137
		$1,435,137
Household Furnishing & Appliances — 2.3%
Chitaly Holdings Ltd.	3,612,000	3,193,875
		$3,193,875
Printing and Packaging — 2.1%
Vision Grande Group Holdings Ltd.	5,338,000	2,810,674
		$2,810,674
Real Estate Operating/Development — 1.6%
Far East Consortium	5,521,000	2,245,819
		$2,245,819
Retail - Apparel — 4.9%
Bossini International Holdings Ltd.	6,244,000	1,209,545
Esprit Holdings, Ltd.	319,000	2,279,067
Ports Design Ltd.	4,768,000	3,213,527
		$6,702,139
Retail - Restaurants — 2.3%
Fairwood Holdings Ltd.	5,802,000	3,132,467
		$3,132,467
Toys — 1.6%
Playmates Holdings Ltd.	10,362,000	2,136,164
		$2,136,164
Total Hong Kong
(identified cost $17,110,633)		$21,656,275

India — 15.9%
Auto and Parts — 2.9%
Bharat Forge Ltd.	64,170	$1,994,705
Motor Industries Co., Ltd.	38,300	1,891,229
		$3,885,934
Banking and Finance — 2.0%
Kotak Mahindra Bank Ltd.	325,379	2,770,314
		$2,770,314
Chemicals — 2.0%
United Phosphorus Ltd.	148,990	2,717,548
		$2,717,548
Diversified Financial Services — 1.0%
Indiabulls Financial Services Ltd. (1)	499,400	1,398,480
		$1,398,480
Diversified Operations — 2.2%
Sintex Industries Ltd.	240,086	2,954,905
		$2,954,905
Drugs — 0.8%
Ind-Swift Laboratories Ltd.	275,000	1,092,558
		$1,092,558
Electric Products - Miscellaneous — 2.1%
Siemens India Ltd.	60,500	2,779,584
		$2,779,584
Engineering and Construction — 1.3%
ABB Ltd.	61,000	1,815,075
		$1,815,075
Printing — 1.6%
Micro Inks Ltd.	165,317	2,192,071
		$2,192,071
Total India
(identified cost $16,691,863)		$21,606,469
Indonesia — 2.5%
Packaging — 0.8%
PT Dynaplast Tbk	6,565,000	1,015,046
		$1,015,046
Telecommunication Services — 1.7%
PT Telekomunikasi Tbk	4,776,000	2,347,673
		$2,347,673
Total Indonesia
(identified cost $3,221,195)		$3,362,719

Malaysia — 3.7%
Electric - Generation — 2.0%
Malakoff Berhad	1,392,200	$2,671,638
		$2,671,638
Telecommunication Services — 1.7%
Digi.Com Berhad (1)	1,751,000	2,391,724
		$2,391,724
Total Malaysia
(identified cost $4,536,468)		$5,063,362
Republic of Korea — 18.4%
Drugs — 2.1%
Hanmi Pharm Co., Ltd.	49,690	2,850,217
		$2,850,217
Education — 1.3%
Daekyo Co., Ltd.	29,030	1,795,588
		$1,795,588
Engineering and Construction — 4.3%
Hyundai Engineering & Construction Co. (1)	151,890	3,524,141
Kumho Industrial Co., Ltd.	185,300	2,312,732
		$5,836,873
Machinery — 1.2%
Daewoo Heavy Industries & Machinery Ltd.	191,300	1,534,591
		$1,534,591
Office Furniture — 2.0%
Fursys, Inc.	173,840	2,749,378
		$2,749,378
Packaging — 2.5%
Youlchon Chemical Co., Ltd.	275,000	3,413,242
		$3,413,242
Security Systems Services — 2.0%
S1 Corp.	65,300	2,666,562
		$2,666,562
Travel Services — 1.7%
Hana Tour Service, Inc.	107,195	2,321,053
		$2,321,053
Waste Disposal — 1.3%
Insun ENT Co., Ltd.	124,935	1,767,005
		$1,767,005
Total Republic of Korea
(identified cost $21,124,569)		$24,934,509

Singapore — 15.8%
Education — 2.6%
Raffles Education Corp., Ltd.	8,221,000	$3,560,266
		$3,560,266
Electronic Components - Miscellaneous — 3.3%
Huan Hsin Holdings Ltd.	4,169,000	2,015,651
Jurong Technologies Industrial Corp., Ltd.	2,574,000	2,483,135
		$4,498,786
Food - Retail — 2.4%
Dairy Farm International Holdings Ltd.	1,137,800	3,276,864
		$3,276,864
Publishing — 0.8%
Yellow Pages (Singapore) Ltd. (1)	1,230,000	1,018,911
		$1,018,911
Real Estate Operating/Development — 2.5%
Hersing Corp., Ltd.	2,946,000	194,917
Keppel Land Ltd.	2,269,000	3,105,905
		$3,300,822
Retail - Electronics — 0.9%
Pertama Holdings Ltd.	7,217,000	1,258,867
		$1,258,867
Transport - Marine — 3.3%
Ezra Holdings Ltd.	3,455,800	2,549,271
Jaya Holdings Ltd.	3,142,000	1,943,272
		$4,492,543
Total Singapore
(identified cost $16,857,341)		$21,407,059
Taiwan — 10.5%
Business Services - Miscellaneous — 1.1%
Taiwan Secom Co., Ltd.	1,040,000	1,554,862
		$1,554,862
Chemicals — 1.9%
Taiwan Fertilizer Co., Ltd.	1,982,000	2,518,658
		$2,518,658
Electronic Components – Miscellaneous — 2.6%
Silitech Technology Corp.	866,000	3,466,364
		$3,466,364
Health and Personal Care — 2.9%
Johnson Health Tech Co., Ltd.	1,105,000	3,981,855
		$3,981,855

Hotels and Motels — 2.0%
Formosa International Hotels Corp.	1,650,000	$2,754,385
		$2,754,385
Total Taiwan
(identified cost $8,662,246)		$14,276,124
Thailand — 9.1%
Hotels and Motels — 2.1%
Minor International PLC	30,220,454	2,886,641
		$2,886,641
Oil Companies – Integrated — 1.9%
PTT PCL	523,900	2,540,825
		$2,540,825
Real Estate Operating/Development — 2.2%
Central Pattana PCL	14,003,900	2,999,358
		$2,999,358
Telecommunication Services — 1.3%
Total Access Communication PCL (1)	609,000	1,735,650
		$1,735,650
Waste Disposal — 1.6%
Professional Waste Technology 1999 PCL	38,868,100	2,162,529
		$2,162,529
Total Thailand
(identified cost $11,001,322)		$12,325,003
Total Common Stocks
(identified cost $104,512,412)		$131,581,064

Preferred Stocks — 0.4%

Security	Shares	Value
India — 0.4%
Drugs — 0.4%
Ind-Swift Laboratories Ltd.	168,000	$528,675
		$528,675
Total India
(identified cost $429,285)		$528,675
Total Preferred Stocks
(identified cost $429,285)		$528,675

Warrants — 0.0%

Security	Shares	Value
Hong Kong — 0.0%
Playmates Holdings Ltd. (1)	2,072,400	$48,218
		$48,218
Total Hong Kong
(identified cost $0)		$48,218
Total Warrants
(identified cost $0)		$48,218
Total Investments — 97.3%
(identified cost $104,941,697)		$132,157,957
Other Assets, Less Liabilities — 2.7%		$3,694,654
Net Assets — 100.0%		$135,852,611

Company descriptions are unaudited.

(1)	Non-income producing security.

The Portfolio did not have any open financial instruments at May 31, 2005.

The cost and unrealized appreciation (depreciation) in value of the investments owned at May 31, 2005, as computed on a federal income tax basis, were as follows:

Aggregate cost	$104,941,697
Gross unrealized appreciation	$30,329,654
Gross unrealized depreciation	(3,113,394)
Net unrealized appreciation	$27,216,260

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Asian Small Companies Portfolio

By:	/s/ Hon. Robert Lloyd George
Hon. Robert Lloyd George
President and Principal Executive Officer
Date:	July 8, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Hon. Robert Lloyd George
Hon. Robert Lloyd George
President and Principal Executive Officer
Date:	July 8, 2005
By:	/s/ William J. Austin, Jr.
William J. Austin, Jr.
Treasurer and Principal Financial Officer
Date:	July 8, 2005